EMPLOYEE BENEFIT PLAN	12 Months Ended
Dec. 31, 2022
EMPLOYEE BENEFIT PLAN
EMPLOYEE BENEFIT PLAN

16.  EMPLOYEE BENEFIT PLAN

Full time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The Group accrues for these benefits based on certain percentages of the employees’ salaries. The total contribution for such employee benefits were RMB233,917, RMB182,154 and RMB89,682 for the years ended December 31, 2020, 2021 and 2022, respectively.